Accumulated other comprehensive income	12 Months Ended
Mar. 31, 2013
Accumulated other comprehensive income

20. Accumulated other comprehensive income

The below table presents the changes in accumulated other comprehensive income (OCI) after tax for the years ended March 31, 2012 and March 31, 2013.

	Available for sale securities		Foreign currency translation reserve		Total
	(In millions)
Balance, March 31, 2011	Rs.	(5,661.0)	Rs.	(51.5)	Rs.	(5,712.5)
Net change		(1,753.9)		253.6		(1,500.3)

Balance, March 31, 2012	Rs.	(7,414.9)	Rs.	202.1	Rs.	(7,212.8)

Balance, March 31, 2012	Rs.	(7,414.9)	Rs.	202.1	Rs.	(7,212.8)
Net change		7,637.3		60.9		7,698.2

Balance, March 31, 2013	Rs.	222.4	Rs.	263.0	Rs.	485.4

	US$	4.1	US$	4.8	US$	8.9